                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Comstock Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

                            A SHARES            B SHARES            C SHARES           R SHARES         I SHARES
                         since 10/07/68      since 10/19/92      since 10/26/93     since 10/01/02   since 11/01/04
-------------------------------------------------------------------------------------------------------------------
AVERAGE                            W/MAX               W/MAX               W/MAX
ANNUAL                    W/O      5.75%      W/O      5.00%      W/O      1.00%
TOTAL                    SALES     SALES     SALES     SALES     SALES     SALES      W/O SALES        W/O SALES
RETURNS                 CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE       CHARGES          CHARGES

Since Inception          12.15%    11.97%    12.53%    12.53%    12.16%    12.16%       19.78%            7.46%

10-year                  13.42     12.75     12.90     12.90     12.57     12.57           --               --

5-year                    9.14      7.86      8.32      8.10      8.33      8.33           --               --

1-year                   10.81      4.42      9.99      4.99      9.98      8.98        10.53               --

6-month                  -0.98     -6.68     -1.35     -6.26     -1.35     -2.33        -1.10            -0.86
-------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since-inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect their conversion into Class A Shares 10 years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class R Shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for class R Shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P 500/Barra Value Index is generally representative of the U.S. market for value stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Comstock Fund is managed by the Adviser's Multi-Cap Value team.(1) Current members include B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt, Managing Directors of the Adviser.

MARKET CONDITIONS

Caution was the prevailing sentiment driving the stock market during the six-month period ended June 30, 2005. Among investors' chief concerns were high oil prices and rising interest rates, and the extent to which these pressures would affect future economic growth. Nonetheless, the economy continued to show signs of moderate growth, corporate earnings were generally good and consumer confidence improved. Sentiment became more optimistic with the belief that the Federal Open Market Committee was nearly finished raising the federal funds target rate. Against this backdrop, value stocks, which are the fund's mainstay, outperformed growth stocks during the period. However, neither style's absolute returns, nor that of the market average, were particularly compelling.

PERFORMANCE ANALYSIS

The fund returned -0.98 percent for the six months ended June 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark indexes, the S&P 500/Barra Value Index and the Standard & Poor's 500 Index, returned 0.11 percent and -0.81 percent for the period, respectively.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

-----------------------------------------------------------------------------------------------
                                                                           STANDARD &
                                                        S&P 500/BARRA      POOR'S 500
      CLASS A   CLASS B   CLASS C   CLASS R   CLASS I    VALUE INDEX          INDEX

      -0.98%    -1.35%    -1.35%    -1.10%    -0.86%        0.11%            -0.81%
-----------------------------------------------------------------------------------------------

THE PERFORMANCE FOR THE FIVE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

To preface, we note that we follow a "bottom up" approach to investing. Accordingly, all of the overall sector weightings of the portfolio are a result of individual stock picks rather than a macroeconomic or broad sector call. Within this context, the fund lagged the S&P 500/Barra Value Index primarily due to the fund's considerable materials sector overweight. Materials stocks were also

(1)Team members may change without notice at any time.
 2
the fund's largest detractor on an absolute basis. Paper stocks fell short in the wake of a challenging environment during the past 12 months. Specifically, soaring energy and commodity costs required to produce paper have cut into these companies' profit margins. Additionally, due to overcapacity in the industry, pricing power has been relatively sluggish. We are patient, however, and continue to monitor the situation carefully.

In contrast, the fund benefited, on an absolute basis, from positive contributions in energy and health care stocks. On a relative basis, energy stocks' positive sector allocation was offset by negative stock selection. Health care stocks modestly detracted from the fund's relative performance. High oil prices continued to support a very favorable environment for many crude oil related companies. In fact, many of these companies have approached or reached what we consider their fair valuations, and we began to trim these stocks from the fund's portfolio holdings. In health care, the fund held several pharmaceutical stocks whose performance improved recently. We began to selectively initiate positions in certain drug stocks in 2002, and added to them over time. While we keep a close eye on each company's fundamentals, our long-term view has not been deterred by the negative sentiment, pipeline concerns, generic competition and litigation risks that have plagued the group.

Financial stocks, which represent the fund's largest sector exposure as well as its largest underweight relative to the S&P 500 Barra Value Index, helped the fund hold some of its ground. The fund benefited from both an underweighting to this lagging sector and from stock selection. Advantageous positions within financials included banks, brokerages and insurance companies. A range of consumer discretionary stocks also bolstered fund performance relative to the S&P 500/Barra Value Index, due to company specific events.

We are more concerned with balance sheets and the financial health of individual companies than broad market trends or economic forecasting. Although market conditions have challenged us to find new investment opportunities lately, we maintain our focus on stocks with reasonable valuations relative to our assessment of fair value.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 6/30/05
 1 GlaxoSmithKline PLC                                            4.6%
 2 Freddie Mac                                                    3.9
 3 Bristol-Myers Squibb Co.                                       3.2
 4 International Paper Co.                                        3.1
 5 Bank of America Corp.                                          3.1
 6 Verizon Communications, Inc.                                   3.0
 7 SBC Communications, Inc.                                       2.8
 8 Citigroup, Inc.                                                2.4
 9 Georgia-Pacific Corp.                                          2.3
10 Halliburton Co.                                                2.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
Pharmaceuticals                                                  13.5%
Integrated Telecommunication Services                             7.8
Diversified Banks                                                 5.8
Paper Products                                                    5.4
Thrifts & Mortgage Finance                                        4.2
Movies & Entertainment                                            3.7
Broadcasting & Cable TV                                           3.5
Packaged Foods & Meats                                            3.2
Other Diversified Financial Services                              3.2
Property & Casualty                                               2.9
Diversified Chemicals                                             2.7
Oil & Gas Equipment & Services                                    2.5
Integrated Oil & Gas                                              2.0
Tobacco                                                           1.9
Household Products                                                1.8
Aluminum                                                          1.8
Data Processing & Outsourcing Services                            1.7
Hypermarkets & Super Centers                                      1.7
Electric Utilities                                                1.6
Multi-line Insurance                                              1.6
Life & Health Insurance                                           1.5
Multi-Utilities                                                   1.4
Regional Banks                                                    1.4
Soft Drinks                                                       1.2
Investment Banking & Brokerage                                    1.1
Computer Hardware                                                 1.0
Department Stores                                                 1.0
Health Care Distributors                                          0.9
Asset Management & Custody Banks                                  0.8
Traders                                                           0.8
Communications Equipment                                          0.8
Apparel, Accessories & Luxury Goods                               0.7
Specialty Chemicals                                               0.7
Leisure Products                                                  0.5
Oil & Gas Drilling                                                0.5
Photographic Products                                             0.5
Systems Software                                                  0.4
Airlines                                                          0.4
Computer & Electronics Retail                                     0.4
Restaurants                                                       0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
                                       (continued from previous page)
Electronic Manufacturing Services                                 0.4
Computer Storage & Peripherals                                    0.3
Semiconductor Equipment                                           0.2
Electronic Equipment Manufacturers                                0.2
Consumer Finance                                                  0.1
Reinsurance                                                       0.1
Application Software                                              0.1
Semiconductors                                                    0.0
                                                                -----
Total Long-Term Investments                                      90.5%
Short-Term Investments                                            9.2
Other Assets in Excess of Liabilities                             0.3
                                                                -----
Net Assets                                                      100.0%
                                                                -----

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/05           6/30/05       1/1/05-6/30/05
Class A
  Actual......................................    $1,000.00        $  990.19          $4.00
  Hypothetical................................     1,000.00         1,020.79           4.06
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           986.51           7.68
  Hypothetical................................     1,000.00         1,017.09           7.80
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           986.51           7.68
  Hypothetical................................     1,000.00         1,017.09           7.80
  (5% annual return before expenses)
Class R
  Actual......................................     1,000.00           988.97           5.23
  Hypothetical................................     1,000.00         1,019.59           5.31
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           991.43           2.81
  Hypothetical................................     1,000.00         1,021.99           2.86
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.81%, 1.56%, 1.56%, 1.06%, and 0.57% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS  90.5%
AIRLINES  0.4%
Southwest Airlines Co. .....................................  4,736,000    $    65,972,480
                                                                           ---------------

ALUMINUM  1.8%
Alcoa, Inc. ................................................  10,870,700       284,051,391
                                                                           ---------------

APPAREL, ACCESSORIES & LUXURY GOODS  0.7%
Jones Apparel Group, Inc. ..................................  3,539,800        109,875,392
                                                                           ---------------

APPLICATION SOFTWARE  0.1%
Amdocs, Ltd. (Guernsey) (a).................................    544,019         14,378,422
                                                                           ---------------

ASSET MANAGEMENT & CUSTODY BANKS  0.8%
Bank of New York Co., Inc. .................................  4,674,000        134,517,720
                                                                           ---------------

BROADCASTING & CABLE TV  3.5%
Clear Channel Communications, Inc. .........................  10,888,400       336,778,212
Liberty Media Corp., Class A (a)............................  22,227,500       226,498,225
                                                                           ---------------
                                                                               563,276,437
                                                                           ---------------
COMMUNICATIONS EQUIPMENT  0.8%
Andrew Corp. (a)............................................  1,185,113         15,122,042
Cisco Systems, Inc. (a).....................................  2,699,000         51,577,890
Ericsson, Class B--ADR (Sweden).............................    819,928         26,196,700
Nokia Corp.--ADR (Finland)..................................  1,912,980         31,831,987
                                                                           ---------------
                                                                               124,728,619
                                                                           ---------------
COMPUTER & ELECTRONICS RETAIL  0.4%
Best Buy Co., Inc. .........................................    942,000         64,574,100
                                                                           ---------------

COMPUTER HARDWARE  1.0%
Hewlett-Packard Co. ........................................  4,834,857        113,667,488
International Business Machines Corp. ......................    649,183         48,169,379
                                                                           ---------------
                                                                               161,836,867
                                                                           ---------------
COMPUTER STORAGE & PERIPHERALS  0.3%
Lexmark International, Inc., Class A (a)....................    704,415         45,667,224
                                                                           ---------------

CONSUMER FINANCE  0.1%
Capital One Financial Corp. ................................    257,081         20,569,051
                                                                           ---------------

DATA PROCESSING & OUTSOURCING SERVICES  1.7%
Affiliated Computer Services, Inc., Class A (a).............  2,443,100        124,842,410
First Data Corp. ...........................................  1,716,000         68,880,240
SunGard Data Systems, Inc. (a)..............................  2,169,636         76,306,098
                                                                           ---------------
                                                                               270,028,748
                                                                           ---------------

 12                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
DEPARTMENT STORES  1.0%
Federated Department Stores, Inc. ..........................  1,100,600    $    80,651,968
May Department Stores Co. ..................................  1,839,000         73,854,240
                                                                           ---------------
                                                                               154,506,208
                                                                           ---------------
DIVERSIFIED BANKS  5.8%
Bank of America Corp. ......................................  10,779,456       491,650,988
Wachovia Corp. .............................................  2,234,940        110,853,024
Wells Fargo & Co. ..........................................  5,416,382        333,540,804
                                                                           ---------------
                                                                               936,044,816
                                                                           ---------------
DIVERSIFIED CHEMICALS  2.7%
Dow Chemical Co. ...........................................  3,179,939        141,602,684
Du Pont (E.I.) de Nemours & Co. ............................  6,938,500        298,424,885
                                                                           ---------------
                                                                               440,027,569
                                                                           ---------------
ELECTRIC UTILITIES  1.8%
American Electric Power Co., Inc. ..........................  3,426,216        126,324,584
FirstEnergy Corp. ..........................................  3,529,900        169,823,489
                                                                           ---------------
                                                                               296,148,073
                                                                           ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.2%
Cognex Corp. ...............................................  1,275,787         33,412,862
                                                                           ---------------

ELECTRONIC MANUFACTURING SERVICES  0.4%
Flextronics International, Ltd. (Singapore) (a).............  3,054,217         40,346,207
Jabil Circuit, Inc. (a).....................................    155,680          4,784,046
Kemet Corp. (a).............................................  1,818,780         11,458,314
                                                                           ---------------
                                                                                56,588,567
                                                                           ---------------
HEALTH CARE DISTRIBUTORS  0.9%
AmerisourceBergen Corp. ....................................  2,102,800        145,408,620
                                                                           ---------------

HOUSEHOLD PRODUCTS  1.8%
Kimberly-Clark Corp. .......................................  4,620,675        289,208,048
                                                                           ---------------

HYPERMARKETS & SUPER CENTERS  1.7%
Wal-Mart Stores, Inc. ......................................  5,508,000        265,485,600
                                                                           ---------------

INTEGRATED OIL & GAS  2.0%
ConocoPhillips..............................................  1,448,566         83,278,059
Petroleo Brasileiro SA--ADR (Brazil)........................    168,500          8,783,905
Petroleo Brasileiro SA, Class A--ADR (Brazil)...............  1,112,000         51,196,480
Total SA--ADR (France)......................................  1,519,900        177,600,315
                                                                           ---------------
                                                                               320,858,759
                                                                           ---------------
INTEGRATED TELECOMMUNICATION SERVICES  7.8%
SBC Communications, Inc. ...................................  19,135,600       454,470,500
Sprint Corp. ...............................................  12,749,790       319,892,231
Verizon Communications, Inc. ...............................  14,020,666       484,414,010
                                                                           ---------------
                                                                             1,258,776,741
                                                                           ---------------

See Notes to Financial Statements                                             13

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE  1.1%
Lehman Brothers Holdings, Inc. .............................    725,500    $    72,027,640
Merrill Lynch & Co., Inc. ..................................  1,934,316        106,406,723
                                                                           ---------------
                                                                               178,434,363
                                                                           ---------------
LEISURE PRODUCTS  0.5%
Mattel, Inc. ...............................................  4,452,600         81,482,580
                                                                           ---------------

LIFE & HEALTH INSURANCE  1.5%
AFLAC, Inc. ................................................    932,000         40,336,960
Metlife, Inc. ..............................................  1,626,800         73,108,392
Torchmark Corp. ............................................  2,319,747        121,090,793
                                                                           ---------------
                                                                               234,536,145
                                                                           ---------------
MOVIES & ENTERTAINMENT  3.7%
Time Warner, Inc. (a).......................................  11,545,000       192,916,950
Viacom, Inc., Class B.......................................  5,186,000        166,055,720
Walt Disney Co. ............................................  9,363,956        235,784,412
                                                                           ---------------
                                                                               594,757,082
                                                                           ---------------
MULTI-LINE INSURANCE  1.6%
American International Group, Inc. .........................  1,834,000        106,555,400
Assurant, Inc. .............................................    956,600         34,533,260
Genworth Financial, Inc., Class A...........................  2,337,000         70,647,510
Hartford Financial Services Group, Inc. ....................    532,000         39,782,960
                                                                           ---------------
                                                                               251,519,130
                                                                           ---------------
MULTI-UTILITIES  1.4%
Dominion Resources, Inc. ...................................  1,739,900        127,691,261
Public Service Enterprise Group, Inc. ......................  1,550,478         94,300,072
                                                                           ---------------
                                                                               221,991,333
                                                                           ---------------
OIL & GAS DRILLING  0.5%
GlobalSantaFe Corp. (Cayman Islands)........................  1,944,400         79,331,520
                                                                           ---------------

OIL & GAS EQUIPMENT & SERVICES  2.5%
Halliburton Co. ............................................  7,390,080        353,393,626
Schlumberger, Ltd. (Netherlands Antilles)...................    531,630         40,371,982
                                                                           ---------------
                                                                               393,765,608
                                                                           ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  3.2%
Citigroup, Inc. ............................................  8,398,305        388,253,640
J.P. Morgan Chase & Co. ....................................  3,538,364        124,975,017
                                                                           ---------------
                                                                               513,228,657
                                                                           ---------------
PACKAGED FOODS & MEATS  3.2%
Kraft Foods, Inc. ..........................................  6,344,800        201,828,088
Unilever N.V. (Netherlands).................................  4,915,600        318,678,348
                                                                           ---------------
                                                                               520,506,436
                                                                           ---------------
PAPER PRODUCTS  5.4%
Georgia-Pacific Corp. ......................................  11,579,830       368,238,594
International Paper Co. ....................................  16,338,613       493,589,499
                                                                           ---------------
                                                                               861,828,093
                                                                           ---------------

 14                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
PHARMACEUTICALS  13.5%
Bristol-Myers Squibb Co. ...................................  20,867,000   $   521,257,660
GlaxoSmithKline PLC--ADR (United Kingdom)...................  15,359,500       745,089,345
Pfizer, Inc. ...............................................  7,851,199        216,536,068
Roche Holdings, Inc.--ADR (Switzerland).....................  3,493,692        221,168,172
Sanofi Aventis--ADR (France)................................  2,636,000        108,344,081
Schering-Plough Corp. ......................................  8,245,390        157,157,133
Wyeth, Inc. ................................................  4,260,996        189,614,322
                                                                           ---------------
                                                                             2,159,166,781
                                                                           ---------------
PHOTOGRAPHIC PRODUCTS  0.5%
Eastman Kodak Co. ..........................................  2,949,900         79,204,815
                                                                           ---------------

PROPERTY & CASUALTY  2.9%
AMBAC Financial Group, Inc. ................................  1,088,863         75,959,083
Berkshire Hathaway, Inc., Class A (a).......................        430         35,905,000
Berkshire Hathaway, Inc., Class B (a).......................      4,300         11,969,050
Chubb Corp. ................................................  3,238,780        277,271,956
St. Paul Travelers Cos., Inc. ..............................  1,527,379         60,377,292
                                                                           ---------------
                                                                               461,482,381
                                                                           ---------------
REINSURANCE  0.1%
RenaissanceRe Holdings, Ltd. (Bermuda)......................    338,000         16,643,120
                                                                           ---------------

REGIONAL BANKS  1.4%
PNC Financial Services Group, Inc. .........................  3,582,800        195,119,288
SunTrust Banks, Inc. .......................................    353,701         25,551,360
                                                                           ---------------
                                                                               220,670,648
                                                                           ---------------
RESTAURANTS  0.4%
McDonald's Corp. ...........................................  2,144,200         59,501,550
                                                                           ---------------

SEMICONDUCTOR EQUIPMENT  0.2%
Credence Systems Corp. (a)..................................  3,184,503         28,819,752
Novellus Systems, Inc. (a)..................................    317,700          7,850,367
                                                                           ---------------
                                                                                36,670,119
                                                                           ---------------
SEMICONDUCTORS  0.0%
Intel Corp. ................................................    278,792          7,265,320
                                                                           ---------------

SOFT DRINKS  1.2%
Coca-Cola Co. ..............................................  4,709,300        196,613,275
                                                                           ---------------

SPECIALTY CHEMICALS  0.7%
Rohm & Haas Co. ............................................  2,280,700        105,687,638
                                                                           ---------------

SYSTEMS SOFTWARE  0.4%
Check Point Software Technologies, Ltd. (Israel) (a)........    818,008         16,196,558
Microsoft Corp. ............................................  2,050,452         50,933,228
                                                                           ---------------
                                                                                67,129,786
                                                                           ---------------

See Notes to Financial Statements                                             15

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE  4.2%
Fannie Mae..................................................    989,100    $    57,763,440
Freddie Mac.................................................  9,567,766        624,105,376
                                                                           ---------------
                                                                               681,868,816
                                                                           ---------------
TOBACCO  1.9%
Altria Group, Inc. .........................................  4,810,483        311,045,831
                                                                           ---------------

TRADERS  0.8%
Constellation Energy Group, Inc. ...........................  2,269,822        130,946,031
                                                                           ---------------

TOTAL LONG-TERM INVESTMENTS  90.5%
  (Cost $13,030,342,978)................................................    14,521,219,372

REPURCHASE AGREEMENT  9.2%
State Street Bank & Trust Co. ($1,477,416,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.25%, dated 06/30/05, to be sold on 07/01/05 at $1,477,549,378)
  (Cost $1,477,416,000).................................................     1,477,416,000
                                                                           ---------------

TOTAL INVESTMENTS  99.7%
  (Cost $14,507,758,978)................................................    15,998,635,372
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%.............................        40,295,179
                                                                           ---------------

NET ASSETS  100.0%......................................................   $16,038,930,551
                                                                           ===============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 16                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $14,507,758,978)....................  $15,998,635,372
Cash........................................................              730
Receivables:
  Fund Shares Sold..........................................      122,781,071
  Dividends.................................................       29,071,559
  Investments Sold..........................................        7,021,694
  Interest..................................................          133,378
Other.......................................................          702,833
                                                              ---------------
    Total Assets............................................   16,158,346,637
                                                              ---------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       82,663,432
  Investments Purchased.....................................       17,436,365
  Distributor and Affiliates................................       11,963,531
  Investment Advisory Fee...................................        4,857,448
Accrued Expenses............................................        2,006,935
Trustees' Deferred Compensation and Retirement Plans........          488,375
                                                              ---------------
    Total Liabilities.......................................      119,416,086
                                                              ---------------
NET ASSETS..................................................  $16,038,930,551
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $14,058,441,312
Net Unrealized Appreciation.................................    1,490,876,394
Accumulated Net Realized Gain...............................      461,683,263
Accumulated Undistributed Net Investment Income.............       27,929,582
                                                              ---------------
NET ASSETS..................................................  $16,038,930,551
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $11,902,101,298 and 655,037,597 shares of
    beneficial interest issued and outstanding).............  $         18.17
    Maximum sales charge (5.75%* of offering price).........             1.11
                                                              ---------------
    Maximum offering price to public........................  $         19.28
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,583,085,573 and 142,110,249 shares of
    beneficial interest issued and outstanding).............  $         18.18
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,343,846,469 and 73,891,215 shares of
    beneficial interest issued and outstanding).............  $         18.19
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $169,753,290 and 9,339,840 shares of
    beneficial interest issued and outstanding).............  $         18.18
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $40,143,921 and 2,209,388 shares of
    beneficial interest issued and outstanding).............  $         18.17
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN COMSTOCK FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $4,030,857)...............................................  $ 179,990,340
Interest....................................................     17,280,417
                                                              -------------
    Total Income............................................    197,270,757
                                                              -------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, R and I of $13,626,668, $12,730,585, $6,301,601,
  $354,088 and $0, respectively)............................     33,012,942
Investment Advisory Fee.....................................     27,772,848
Shareholder Services........................................     11,370,415
Custody.....................................................        518,282
Legal.......................................................        270,161
Trustees' Fees and Related Expenses.........................         56,136
Other.......................................................      2,103,939
                                                              -------------
    Total Expenses..........................................     75,104,723
    Less Credits Earned on Cash Balances....................        239,989
                                                              -------------
    Net Expenses............................................     74,864,734
                                                              -------------
NET INVESTMENT INCOME.......................................  $ 122,406,023
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 599,653,326
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................  2,363,903,583
  End of the Period.........................................  1,490,876,394
                                                              -------------
Net Unrealized Depreciation During the Period...............   (873,027,189)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(273,373,863)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(150,967,840)
                                                              =============

 18                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2005      DECEMBER 31, 2004
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................  $   122,406,023      $   147,013,213
Net Realized Gain.....................................      599,653,326          981,278,180
Net Unrealized Appreciation/Depreciation During the
  Period..............................................     (873,027,189)         870,998,446
                                                        ---------------      ---------------
Change in Net Assets from Operations..................     (150,967,840)       1,999,289,839
                                                        ---------------      ---------------

Distributions from Net Investment Income:
  Class A Shares......................................      (97,322,353)        (112,846,246)
  Class B Shares......................................      (12,207,928)         (12,849,289)
  Class C Shares......................................       (6,163,006)          (5,756,977)
  Class R Shares......................................       (1,109,998)            (819,908)
  Class I Shares......................................          (56,713)              (7,011)
                                                        ---------------      ---------------
                                                           (116,859,998)        (132,279,431)
                                                        ---------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares......................................       (2,720,070)                 -0-
  Class B Shares......................................         (633,467)                 -0-
  Class C Shares......................................         (311,458)                 -0-
  Class R Shares......................................          (34,183)                 -0-
  Class I Shares......................................           (1,074)                 -0-
                                                        ---------------      ---------------
                                                             (3,700,252)                 -0-
                                                        ---------------      ---------------
Total Distributions...................................     (120,560,250)        (132,279,431)
                                                        ---------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...     (271,528,090)       1,867,010,408
                                                        ---------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................    2,920,555,813        4,655,749,314
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................      108,905,930          119,312,274
Cost of Shares Repurchased............................   (1,206,251,771)      (1,829,390,773)
                                                        ---------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....    1,823,209,972        2,945,670,815
                                                        ---------------      ---------------
TOTAL INCREASE IN NET ASSETS..........................    1,551,681,882        4,812,681,223
NET ASSETS:
Beginning of the Period...............................   14,487,248,669        9,674,567,446
                                                        ---------------      ---------------
End of the Period (Including accumulated undistributed
  net investment income of $27,929,582 and
  $22,383,557, respectively)..........................  $16,038,930,551      $14,487,248,669
                                                        ===============      ===============

See Notes to Financial Statements                                             19

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                     YEAR ENDED DECEMBER 31,
CLASS A SHARES                  JUNE 30,    ------------------------------------------------------
                                  2005        2004        2003       2002       2001        2000
                               -------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF THE PERIOD..... $   18.51    $   15.95   $  12.34   $  15.68   $  17.23    $  14.80
                               ---------    ---------   --------   --------   --------    --------
  Net Investment Income.......       .16          .24        .19        .18        .22(b)      .31
  Net Realized and Unrealized
    Gain/Loss.................      (.34)        2.54       3.60      (3.21)      (.54)       4.08
                               ---------    ---------   --------   --------   --------    --------
Total from Investment
  Operations..................      (.18)        2.78       3.79      (3.03)      (.32)       4.39
                               ---------    ---------   --------   --------   --------    --------
Less:
  Distributions from Net
    Investment Income.........       .16          .22        .18        .17        .23         .31
  Distributions from Net
    Realized Gain.............       -0-(c)       -0-        -0-        .14       1.00        1.65
                               ---------    ---------   --------   --------   --------    --------
Total Distributions...........       .16          .22        .18        .31       1.23        1.96
                               ---------    ---------   --------   --------   --------    --------
NET ASSET VALUE,
  END OF THE PERIOD........... $   18.17    $   18.51   $  15.95   $  12.34   $  15.68    $  17.23
                               =========    =========   ========   ========   ========    ========

Total Return (a)..............    -0.98%*      17.57%     30.98%    -19.59%     -1.79%      31.91%
Net Assets at End of the
  Period (In millions)........ $11,902.1    $10,583.9   $6,748.6   $4,193.4   $3,835.4    $2,507.4
Ratio of Expenses to Average
  Net Assets..................      .81%         .84%       .90%       .89%       .87%        .93%
Ratio of Net Investment Income
  to Average Net Assets.......     1.83%        1.47%      1.40%      1.33%      1.30%       2.10%
Portfolio Turnover............       13%*         34%        40%        52%        62%         89%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) Amount is less than $.01.

 20                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30,    ---------------------------------------------------
                                    2005        2004       2003       2002       2001       2000
CLASS B SHARES                   ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................  $  18.52    $  15.95   $  12.35   $  15.67   $  17.23    $14.78
                                  --------    --------   --------   --------   --------    ------
  Net Investment Income.........       .10         .11        .08        .07        .08(b)    .19
  Net Realized and Unrealized
    Gain/Loss...................      (.35)       2.55       3.60      (3.20)      (.54)     4.10
                                  --------    --------   --------   --------   --------    ------
Total from Investment
  Operations....................      (.25)       2.66       3.68      (3.13)      (.46)     4.29
                                  --------    --------   --------   --------   --------    ------
Less:
  Distributions from Net
    Investment Income...........       .09         .09        .08        .05        .10       .19
  Distributions from Net
    Realized Gain...............       -0-(c)      -0-        -0-        .14       1.00      1.65
                                  --------    --------   --------   --------   --------    ------
Total Distributions.............       .09         .09        .08        .19       1.10      1.84
                                  --------    --------   --------   --------   --------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................  $  18.18    $  18.52   $  15.95   $  12.35   $  15.67    $17.23
                                  ========    ========   ========   ========   ========    ======

Total Return (a)................    -1.35%*     16.76%     29.90%    -20.21%     -2.54%    31.06%
Net Assets at End of the Period
  (In millions).................  $2,583.1    $2,577.7   $2,047.7   $1,482.0   $1,437.2    $505.9
Ratio of Expenses to Average Net
  Assets........................     1.56%       1.59%      1.66%      1.65%      1.65%     1.70%
Ratio of Net Investment Income
  to Average Net Assets.........     1.06%        .70%       .64%       .57%       .52%     1.32%
Portfolio Turnover..............       13%*        34%        40%        52%        62%       89%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) Amount is less than $.01.

See Notes to Financial Statements                                             21

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                   YEAR ENDED DECEMBER 31,
                                   JUNE 30,     ------------------------------------------------
                                     2005         2004       2003      2002      2001      2000
CLASS C SHARES                    --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................  $  18.53     $  15.96    $12.35    $15.68    $17.23    $14.79
                                   --------     --------    ------    ------    ------    ------
  Net Investment Income..........       .09          .11       .08       .07       .08(b)    .19
  Net Realized and Unrealized
    Gain/Loss....................      (.34)        2.55      3.61     (3.21)     (.53)     4.09
                                   --------     --------    ------    ------    ------    ------
Total from Investment
  Operations.....................      (.25)        2.66      3.69     (3.14)     (.45)     4.28
                                   --------     --------    ------    ------    ------    ------
Less:
  Distributions from Net
    Investment Income............       .09          .09       .08       .05       .10       .19
  Distributions from Net Realized
    Gain.........................       -0-(c)       -0-       -0-       .14      1.00      1.65
                                   --------     --------    ------    ------    ------    ------
Total Distributions..............       .09          .09       .08       .19      1.10      1.84
                                   --------     --------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.........................  $  18.19     $  18.53    $15.96    $12.35    $15.68    $17.23
                                   ========     ========    ======    ======    ======    ======

Total Return (a).................    -1.35%*      16.75%    29.98%    -20.21%   -2.54%    30.97%
Net Assets at End of the Period
  (In millions)..................  $1,343.8     $1,210.7    $851.9    $559.5    $479.6    $118.9
Ratio of Expenses to Average Net
  Assets.........................     1.56%        1.59%     1.66%     1.65%     1.64%     1.69%
Ratio of Net Investment Income to
  Average Net Assets.............     1.07%         .70%      .64%      .57%      .52%     1.34%
Portfolio Turnover...............       13%*         34%       40%       52%       62%       89%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) Amount is less than $.01.

 22                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX
                                       MONTHS                                  OCTOBER 1, 2002
                                       ENDED       YEAR ENDED DECEMBER 31,      (COMMENCEMENT
CLASS R SHARES                        JUNE 30,     -----------------------    OF OPERATIONS) TO
                                        2005          2004         2003       DECEMBER 31, 2002
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $    18.52    $    15.95    $   12.35         $11.43
                                     ----------    ----------    ---------         ------
  Net Investment Income............         .13           .19          .15            .03
  Net Realized and Unrealized Gain/
    Loss...........................        (.34)         2.56         3.60            .92
                                     ----------    ----------    ---------         ------
Total from Investment Operations...        (.21)         2.75         3.75            .95
Less:
  Distributions from Net Investment
    Income.........................         .13           .18          .15            .03
  Distributions from Net Realized
    Gain...........................         -0-(b)        -0-          -0-            -0-
                                     ----------    ----------    ---------         ------
Total Distributions................         .13           .18          .15            .03
                                     ----------    ----------    ---------         ------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $    18.18    $    18.52    $   15.95         $12.35
                                     ==========    ==========    =========         ======

Total Return (a)...................      -1.10%*       17.34%       30.55%          8.35%*
Net Assets at End of the Period (In
  thousands).......................  $169,753.3    $111,381.4    $26,356.4         $ 20.7
Ratio of Expenses to Average Net
  Assets...........................       1.06%         1.09%        1.20%          1.26%
Ratio of Net Investment Income to
  Average Net Assets...............       1.59%         1.28%        1.23%          1.87%
Portfolio Turnover.................         13%*          34%          40%            52%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Amount is less than $.01.

See Notes to Financial Statements                                             23

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS    NOVEMBER 1, 2004
                                                               ENDED         (COMMENCEMENT
CLASS I SHARES                                                JUNE 30,     OF OPERATIONS) TO
                                                                2005       DECEMBER 31, 2004
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $18.51           $17.73
                                                               ------           ------
  Net Investment Income.....................................      .19              .06
  Net Realized and Unrealized Gain/Loss.....................    (.35)              .79
                                                               ------           ------
Total from Investment Operations............................    (.16)              .85
Less:
  Distributions from Net Investment Income..................      .18              .07
  Distributions from Net Realized Gain......................      -0-(b)           -0-
                                                               ------           ------
Total Distributions.........................................      .18              .07
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD..........................   $18.17           $18.51
                                                               ======           ======

Total Return (a)............................................   -0.86%*           8.38%*
Net Assets at End of the Period (In millions)...............   $ 40.1           $  3.5
Ratio of Expenses to Average Net Assets.....................     .57%             .61%
Ratio of Net Investment Income to Average Net Assets........    2.11%            1.70%
Portfolio Turnover..........................................      13%*             34%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period.

(b) Amount is less than $.01.

 24                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Comstock Fund (the "Fund") is organized as a Delaware statutory trust and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund commenced investment operations on October 7, 1968. The distribution of the Fund's Class B, Class C, Class R and Class I shares commenced on October 19, 1992, October 26, 1993, October 1, 2002 and November 1, 2004, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Premiums on debt securities are amortized and discount is accreted over the expected life of each applicable security. Income and expenses of

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $19,769,955, which will expire on December 31, 2010.

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $14,625,909,775
                                                              ===============
Gross tax unrealized appreciation...........................  $ 1,831,437,645
Gross tax unrealized depreciation...........................     (458,712,048)
                                                              ---------------
Net tax unrealized appreciation on investments..............  $ 1,372,725,597
                                                              ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $132,279,431
  Long-term capital gain....................................           -0-
                                                              ------------
                                                              $132,279,431
                                                              ============

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $22,830,982
Undistributed long-term capital gain........................  $ 3,650,941

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Fund's custody fee was reduced by $239,989 as a result of credits earned on cash balances.

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .50%
Next $1 billion.............................................     .45%
Next $1 billion.............................................     .40%
Over $3 billion.............................................     .35%

    For the six months ended June 30, 2005, the Fund recognized expenses of approximately $270,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $228,600, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $10,202,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $330,719 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $23,049.

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $10,311,127,966, $2,325,814,965,
$1,223,692,132, $157,700,971, and $40,105,278 for Classes A, B, C, R and I,
respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                              SHARES            VALUE
Sales:
  Class A.................................................  126,080,966    $ 2,296,470,144
  Class B.................................................   12,615,795        229,620,339
  Class C.................................................   13,603,130        247,786,086
  Class R.................................................    4,191,231         76,369,499
  Class I.................................................    3,857,190         70,309,745
                                                            -----------    ---------------
Total Sales...............................................  160,348,312    $ 2,920,555,813
                                                            ===========    ===============
Dividend Reinvestment:
  Class A.................................................    4,946,865    $    90,669,675
  Class B.................................................      647,495         11,874,093
  Class C.................................................      285,124          5,231,713
  Class R.................................................       58,481          1,072,662
  Class I.................................................        3,150             57,787
                                                            -----------    ---------------
Total Dividend Reinvestment...............................    5,941,115    $   108,905,930
                                                            ===========    ===============
Repurchases:
  Class A.................................................  (47,763,219)   $  (870,043,738)
  Class B.................................................  (10,356,014)      (188,366,205)
  Class C.................................................   (5,343,766)       (97,335,822)
  Class R.................................................     (925,147)       (16,823,230)
  Class I.................................................   (1,840,649)       (33,682,776)
                                                            -----------    ---------------
Total Repurchases.........................................  (66,228,795)   $(1,206,251,771)
                                                            ===========    ===============

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    At December 31, 2004, capital aggregated $8,794,031,885, $2,272,686,738,
$1,068,010,155, $97,082,040, and $3,420,522 for Classes A, B, C, R and I,
respectively. For the year ended December 31, 2004, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A.................................................   221,954,732    $ 3,717,984,301
  Class B.................................................    28,725,846        478,831,636
  Class C.................................................    21,302,516        357,142,570
  Class R.................................................     5,904,410         98,383,170
  Class I.................................................       189,306          3,407,637
                                                            ------------    ---------------
Total Sales...............................................   278,076,810    $ 4,655,749,314
                                                            ============    ===============
Dividend Reinvestment:
  Class A.................................................     6,028,914    $   102,006,326
  Class B.................................................       701,186         11,847,560
  Class C.................................................       276,544          4,679,508
  Class R.................................................        45,417            771,869
  Class I.................................................           391              7,011
                                                            ------------    ---------------
Total Dividend Reinvestment...............................     7,052,452    $   119,312,274
                                                            ============    ===============
Repurchases:
  Class A.................................................   (79,426,819)   $(1,330,176,441)
  Class B.................................................   (18,575,048)      (311,474,228)
  Class C.................................................    (9,601,507)      (161,004,773)
  Class R.................................................    (1,586,896)       (26,735,331)
  Class I.................................................           -0-                -0-
                                                            ------------    ---------------
Total Repurchases.........................................  (109,190,270)   $(1,829,390,773)
                                                            ============    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2005 and year ended December 31, 2004, 1,514,159 and 1,775,658 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2005 and year ended December 31, 2004, 35,657 and 136,283 Class C Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $2,633,900 and CDSC on redeemed shares of approximately $1,353,500. Sales charges do not represent expenses of the Fund.

    On May 21, 2004, the Fund acquired all of the assets and liabilities of the Van Kampen Value Fund ("Value") through a tax free reorganization approved by Value shareholders on May 14, 2004. The Fund issued 5,173,141, 3,438,196 and 895,103 shares of Classes A, B and C valued at $82,666,054, $54,907,516 and $14,302,337, respectively, in exchange for Value's net assets. The shares of Value were converted into Fund shares at a ratio .709 to 1, .686 to 1 and .689 to 1 for Classes A, B and C, respectively. Included in these net assets was a capital loss carryforward of $23,664,618 of which all can be utilized, deferred compensation of $46,184 and the deferral of losses related to wash sale transactions of $523,651. Net unrealized appreciation of Value as of May 21, 2004 was $12,997,103. This amount has been reclassified on the Statement of Changes for the Year Ended December 31, 2004 from "Net Unrealized Appreciation During the Period" to "Proceeds from Shares Sold". Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended December 31, 2004. Combined net assets on the day of reorganization were $11,012,738,717.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $3,342,438,581 and $1,778,280,623, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares, and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

average daily net assets are accrued daily. The annual fees for Class A and Class R Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $39,060,100 and $2,246,500 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded on a quarterly basis.

    Included in the fees for the six months ended June 30, 2005 are payments retained by Van Kampen of approximately $11,801,900 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $3,110,200.

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of the Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a propriety sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the Van Kampen funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN COMSTOCK FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 W. Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Comstock Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.
                                                      (continued on next page)

  Van Kampen Comstock Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

                                                           (continued on back)

  Van Kampen Comstock Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                             13, 113, 213, 313
                                                                  COM SAR 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-08174P-Y06/05

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Comstock Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005